    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 16, 2000


                                                    COMMISSION FILE NOS. 2-72671
                                                                        811-3199
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM N-4


         REGISTRATION STATEMENT UNDER                                            [ ]
         THE SECURITIES ACT OF 1933
         Pre-Effective Amendment No.                                             [ ]
         Post-Effective Amendment No. 30                                         [X]
                          And
         REGISTRATION STATEMENT UNDER                                            [ ]
         THE INVESTMENT COMPANY ACT OF 1940
         Amendment No. 57                                                        [X]


                    KILICO VARIABLE ANNUITY SEPARATE ACCOUNT
                           (EXACT NAME OF REGISTRANT)

                    KEMPER INVESTORS LIFE INSURANCE COMPANY
                          (NAME OF INSURANCE COMPANY)

           1 KEMPER DRIVE, LONG GROVE, ILLINOIS                 60049
   (Address of Insurance Company's Principal Executive        (Zip Code)
                          Offices)
Insurance Company's Telephone Number, including Area Code:  (847) 550-5500

                             DEBRA P. REZABEK, ESQ.
                                 1 KEMPER DRIVE
                           LONG GROVE, ILLINOIS 60049
                    (Name and Address of Agent for Service)

                                   COPIES TO:

             FRANK J. JULIAN, ESQ.                              JOAN E. BOROS, ESQ.
    KEMPER INVESTORS LIFE INSURANCE COMPANY                      JORDEN BURT BOROS
              1 KEMPER DRIVE LONG                          CICCHETTI BERENSON & JOHNSON
             GROVE, ILLINOIS 60049                      1025 THOMAS JEFFERSON STREET, N.W.
                                                         SUITE 400E WASHINGTON, D.C. 20007

          Approximate Date of Proposed Public Offering: Continuous

     It is proposed that this filing will become effective (check appropriate box)

          [X]  immediately upon filing pursuant to paragraph (b) of Rule 485


          [ ]  on (date) pursuant to paragraph (b) of Rule 485

          [ ]  60 days after filing pursuant to paragraph (a)(i) of Rule 485
          [ ]  on (date) pursuant to paragraph (a)(i) of Rule 485
          [ ]  75 days after filing pursuant to paragraph (a)(ii)
          [ ]  on (date) pursuant to paragraph (a)(ii) of Rule 485

     If appropriate, check the following box:
          [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


     Title of Securities being Registered:


Units of interest in Separate Account under variable annuity contracts


     No filing fee is due because an indefinite number of shares is deemed to have been registered in reliance on Section 24(f) of the Investment Company Act of 1940.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This Amendment to the Registration Statement on Form N-4 (the "Registration Statement") is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended. This Amendment is being filed to describe in supplements to the Prospectus and to the Statement of Additional Information, each dated May 1, 2000, for the Kemper Advantage III variable annuity contract the availability of three additional subaccounts of the Registrant and the corresponding underlying funds and to make certain non-material changes to Part C of such Registration Statement. Accordingly, this Amendment does not otherwise delete, amend or supercede any prospectus, Statement of Additional Information, exhibit, undertaking, or other information contained in the Registration Statement.

                       SUPPLEMENT DATED OCTOBER 16, 2000
                      TO PROSPECTUS DATED MAY 1, 2000 FOR
                    KEMPER INVESTORS LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

                                PERIODIC PAYMENT
                           VARIABLE ANNUITY CONTRACTS

--------------------------------------------------------------------------------

                              KEMPER ADVANTAGE III
                                   ISSUED BY
                    KILICO VARIABLE ANNUITY SEPARATE ACCOUNT
                                       OF
                    KEMPER INVESTORS LIFE INSURANCE COMPANY

This Supplement amends your Prospectus and describes new Subaccount investment options available under your Contract. Please read this Supplement carefully and keep it with your Prospectus for future reference.

Effective October 16, 2000, three new Subaccounts are being added as investment options under the Contracts. Pending regulatory approval, the new Subaccounts may not be available in all states.

The new Subaccounts invest in the following:

     - KEMPER TECHNOLOGY GROWTH PORTFOLIO OF KEMPER VARIABLE SERIES

     - ALGER AMERICAN MIDCAP GROWTH PORTFOLIO OF THE ALGER AMERICAN FUND

     - WARBURG PINCUS TRUST-EMERGING MARKETS PORTFOLIO OF WARBURG PINCUS TRUST

Prospectuses for the new Portfolios are attached to this Supplement.

The changes to the Prospectus follow with references to those parts of the Prospectus that are modified by this Supplement.

The second paragraph on the cover page of the Prospectus is revised to read as follows:


    "You may allocate purchase payments to the General Account or to one or more of the variable options. The Contract currently offers thirty-seven investment options, each being a Subaccount of the KILICO Variable Annuity Separate Account. Currently, you may choose among the following Portfolios:

                             KEMPER VARIABLE SERIES

- Kemper Money Market                           - Kemper Investment Grade Bond
- Kemper Technology Growth                      - Kemper Contrarian Value
- Kemper Total Return                           - Kemper Small Cap Value
- Kemper High Yield                             - Kemper Value + Growth
- Kemper Growth                                 - Kemper Horizon 20+
- Kemper Government Securities                  - Kemper Horizon 10+
- Kemper International                          - Kemper Horizon 5
- Kemper Small Cap Growth

                               JANUS ASPEN SERIES

- Janus Aspen Growth                           - Janus Aspen Worldwide Growth
- Janus Aspen Aggressive Growth                - Janus Aspen Balanced

                       LEXINGTON NATURAL RESOURCES TRUST

                     LEXINGTON EMERGING MARKETS FUND, INC.

    FIDELITY VARIABLE INSURANCE PRODUCTS FUND ("VIP") (INITIAL CLASS SHARES) FIDELITY VARIABLE INSURANCE PRODUCTS FUND II ("VIP II") (INITIAL CLASS SHARES)

- Fidelity VIP Equity-Income                   - Fidelity VIP II Asset Manager
- Fidelity VIP Growth                          - Fidelity VIP II Index 500
                                               - Fidelity VIP II Contrafund(R)

     SCUDDER VARIABLE LIFE INVESTMENT FUND ("SCUDDER VLIF") (CLASS A SHARES)

- Scudder VLIF Bond                            - Scudder VLIF International
- Scudder VLIF Capital Growth

                THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

                           J.P. MORGAN SERIES TRUST II

                           - J.P. Morgan Small Company

                             THE ALGER AMERICAN FUND

- Alger American Growth                        - Alger American Small Capitalization
- Alger American MidCap Growth

               AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. ("VP")

- American Century VP Income & Growth          - American Century VP Value

                              WARBURG PINCUS TRUST

                    - Warburg Pincus Trust-Emerging Markets"

The definitions of "Fund or Funds" and "Subaccounts," appearing, respectively, on pages 1 and 2 of the Prospectus under the section entitled "DEFINITIONS," are revised to read as follows:


     "Fund or Funds -- Kemper Variable Series, Janus Aspen Series, Lexington Natural Resources Trust, Lexington Emerging Markets Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Scudder Variable Life Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., J.P. Morgan Series Trust II, The Alger American Fund, American Century Variable Portfolios, Inc. and Warburg Pincus Trust, including any Portfolios thereunder."

     "Subaccounts -- The thirty-seven subdivisions of the Separate Account, the assets of which consist solely of shares of the corresponding Fund or Portfolio of a Fund."


The table entitled "SUMMARY OF EXPENSES," appearing on pages 4 and 5 of the Prospectus, is revised to read as follows:

                              "SUMMARY OF EXPENSES

CONTRACT OWNER TRANSACTION EXPENSES
  Sales Load Imposed on Purchases (as a percentage of purchase payments)..................................   None
  Contingent Deferred Sales Load (as a percentage
    of amount surrendered)(1)
                                                     YEAR OF WITHDRAWAL AFTER PURCHASE
                                                     First year...........................................     6%
                                                     Second year..........................................     5%
                                                     Third year...........................................     4%
                                                     Fourth year..........................................     3%
                                                     Fifth year...........................................     2%
                                                     Sixth year...........................................     1%
                                                     Seventh year and following...........................     0%
Surrender Fees............................................................................................   None
Exchange Fee..............................................................................................   None
MAXIMUM ANNUAL CONTRACT FEE (Records Maintenance Charge)(2)...............................................    $30
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily account value)
  Mortality and Expense Risk..............................................................................   1.00%
  Administration..........................................................................................   .30%
  Account Fees and Expenses...............................................................................     0%
  Total Separate Account Annual Expenses..................................................................   1.30%

FUND ANNUAL EXPENSES
(as percentage of each Portfolio's average net assets, in some cases after expense waiver or reimbursement, for the period ended December 31, 1999. Future Portfolio expenses may be greater or less than those shown.)

                                                         KEMPER
                                              KEMPER   TECHNOLOGY   KEMPER   KEMPER              KEMPER
                                              MONEY      GROWTH     TOTAL     HIGH    KEMPER   GOVERNMENT      KEMPER
                                              MARKET     (3)(4)     RETURN   YIELD    GROWTH   SECURITIES   INTERNATIONAL
                                              ------   ----------   ------   ------   ------   ----------   -------------
Management Fees.............................   .50%       .51%       .55%     .60%     .60%       .55%           .75%
Other Expenses..............................   .04        .44        .06      .07      .06        .08            .19
                                               ---        ---        ---      ---      ---        ---            ---
Total Portfolio Annual Expenses.............   .54%       .95%       .61%     .67%     .66%       .63%           .94%
                                               ===        ===        ===      ===      ===        ===            ===

                                                                    KEMPER                   KEMPER
                                                       KEMPER     INVESTMENT     KEMPER      SMALL      KEMPER     KEMPER
                                                      SMALL CAP     GRADE      CONTRARIAN     CAP       VALUE+     HORIZON
                                                       GROWTH      BOND(9)      VALUE(9)    VALUE(9)   GROWTH(9)   20+(9)
                                                      ---------   ----------   ----------   --------   ---------   -------
Management Fees.....................................     .65%        .60%         .75%        .75%        .75%       .60%
Other Expenses......................................     .06         .05          .05         .09         .08        .18
                                                         ---         ---          ---         ---         ---        ---
Total Portfolio Annual Expenses.....................     .71%        .65%         .80%        .84%        .83%       .78%
                                                         ===         ===          ===         ===         ===        ===

                                                                                                   JANUS
                                                  KEMPER    KEMPER      JANUS      JANUS ASPEN     ASPEN
                                                  HORIZON   HORIZON     ASPEN      AGGRESSIVE    WORLDWIDE    JANUS ASPEN
                                                  10+(9)     5(9)     GROWTH(10)   GROWTH(10)    GROWTH(10)   BALANCED(10)
                                                  -------   -------   ----------   -----------   ----------   ------------
Management Fees.................................    .60%      .60%       .65%          .65%         .65%          .65%
Other Expenses..................................    .12       .16        .02           .02          .05           .02
                                                    ---       ---        ---           ---          ---           ---
Total Portfolio Annual Expenses.................    .72%      .76%       .67%          .67%         .70%          .67%
                                                    ===       ===        ===           ===          ===           ===

                                                                             FIDELITY                  FIDELITY
                                                                                VIP                     VIP II     FIDELITY
                                                     LEXINGTON   LEXINGTON    EQUITY-     FIDELITY      ASSET       VIP II
                                                      NATURAL    EMERGING     INCOME        VIP        MANAGER      INDEX
                                                     RESOURCES    MARKETS       (5)      GROWTH (5)      (5)        500(6)
                                                     ---------   ---------   ---------   ----------   ----------   --------
Management Fees....................................    1.00%        .85%        .48%        .58%         .53%        .24%
Other Expenses.....................................     .33         .85         .08         .07          .09         .04
                                                       ----        ----         ---         ---          ---         ---
Total Portfolio Annual Expenses....................    1.33%       1.70%        .56%        .65%         .62%        .28%
                                                       ====        ====         ===         ===          ===         ===

                                                       FIDELITY             SCUDDER                     DREYFUS
                                                        VIP II    SCUDDER    VLIF        SCUDDER       SOCIALLY     J.P. MORGAN
                                                       CONTRA-     VLIF     CAPITAL       VLIF        RESPONSIBLE      SMALL
                                                       FUND(5)     BOND     GROWTH    INTERNATIONAL     GROWTH      COMPANY(7)
                                                       --------   -------   -------   -------------   -----------   -----------
Management Fees......................................    .58%       .48%      .46%         .85%           .75%          .60%
Other expenses.......................................    .07        .09       .03          .18            .04           .55
                                                         ---        ---       ---         ----            ---          ----
Total Portfolio Annual Expenses......................    .65%       .57%      .49%        1.03%           .79%         1.15%
                                                         ===        ===       ===         ====            ===          ====


                                                                                       AMERICAN
                                                           ALGER         ALGER         CENTURY                     WARBURG
                                                ALGER     AMERICAN      AMERICAN          VP        AMERICAN    PINCUS TRUST-
                                               AMERICAN    MIDCAP        SMALL         INCOME &    CENTURY VP     EMERGING
                                                GROWTH     GROWTH    CAPITALIZATION     GROWTH      VALUE(8)     MARKETS(11)
                                               --------   --------   --------------   ----------   ----------   -------------
Management Fees.............................     .75%       .80%          .85%           .70%         1.00%         0.00%
Other expenses..............................     .04        .05           .05            .00           .00          1.40
                                                 ---        ---           ---            ---          ----          ----
Total Portfolio Annual Expenses.............     .79%       .85%          .90%           .70%         1.00%         1.40%
                                                 ===        ===           ===            ===          ====          ====

---------------

 (1) An Owner may withdraw up to 10% of the Contract Value less Debt in any Contract Year without assessment of any charge. Under certain circumstances the contingent deferred sales charge may be reduced or waived, including when certain annuity options are selected.

 (2) The Records Maintenance Charge will be reduced or waived for Contracts in the situations detailed in the Prospectus. For Contracts with Contract Value of between $25,000 and $50,000, the charge is $15.00. There is no charge for Contract Value over $50,000.

 (3) Portfolios commenced operations on May 1, 1999. "Other Expenses" have been annualized.

 (4) Pursuant to their respective agreements with Kemper Variable Series, the investment manager and the accounting agent have agreed, for the one year period commencing on May 1, 2000, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the Kemper Technology Growth Portfolio of Kemper Variable Series to the amount set forth in the table above. Without taking into effect this expense cap for the Kemper Technology Growth Portfolio of Kemper Variable Series: Management Fees would be
 .75%; Other Expenses are .44%; and Total Portfolio Annual Expenses are 1.19%.

 (5) A portion of the brokerage commissions that certain Portfolios pay was used to reduce expenses. In addition, certain Portfolios have entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of Portfolio expenses. Without these reductions, Management Fees, Other Expenses and Total Portfolio Annual Expenses would have been .48%, .09% and .57%, respectively, for the Fidelity VIP Equity-Income Portfolio, .58%, .08% and .66%, respectively, for the Fidelity VIP Growth Portfolio; .53%, .10% and .63%, respectively, for the Fidelity VIP II Asset Manager Portfolio; and .58%, .09% and .67%, respectively, for the Fidelity VIP II Contrafund Portfolio.

 (6) FMR agreed to reimburse a portion of the Fidelity VIP II Index 500 Portfolio's expenses during this period. Without this reimbursement, Management Fees, Other Expenses and Total Portfolio Annual Expenses would have been .24%,
 .10% and .34%, respectively.

 (7) Reflects an agreement by Morgan Guaranty Trust Company of New York to reimburse the Portfolio to the extent expenses exceed 1.15%. Absent fee waiver and expense reimbursement, total operating expenses would have been 2.57%.

 (8) The American Century VP Value Portfolio has a stepped fee schedule. The fees are 1.00% for the first $500 million of average net assets, 0.95% for the next $500 million of average net assets and 0.90% thereafter.

 (9) Pursuant to their respective agreements with Kemper Variable Series, the investment manager and the accounting agent have agreed, for the one year period commencing on May 1, 2000, to limit their respective fees and to reimburse other expenses, to the extent necessary to limit total operating expenses of the following described Portfolios to the amounts set forth after the Portfolio names: Kemper Value + Growth Portfolio (.84%), Kemper Contrarian Value Portfolio (.80%), Kemper Small Cap Value Portfolio (.84%), Kemper Horizon 5 Portfolio (.97%), Kemper Horizon 10+ Portfolio (.83%), Kemper Horizon 20+ Portfolio (.93%), and Kemper Investment Grade Bond Portfolio (.80%). The amounts set forth in the table above reflect actual expenses for the past fiscal year, which were at or lower than these expense limits, except for Kemper Contrarian Value Portfolio, which reflects the benefit of custodial credits. Without these credits, Management Fees, Other Expenses and Total Portfolio Annual Expenses for Kemper Contrarian Value Portfolio would have been .75%, .06% and .81%, respectively.

(10) Expenses are based upon expenses for the fiscal year ended December 31, 1999, restated to reflect a reduction in the management fee for Janus Aspen Growth, Janus Aspen Aggressive Growth, Janus Aspen Worldwide Growth and Janus Aspen Balanced Portfolios. All expenses are shown without the effect of any expenses offset arrangements.


(11) The expense figures shown are net of certain fee waivers or reductions from the Portfolio's investment adviser and/or its affiliates based on actual expenses for fiscal year ended December 31, 1999. Without such waivers, Management Fees, Other Expenses and Total Portfolio Annual Expenses for the Warburg Pincus Trust-Emerging Markets Portfolio would have been 1.25%, 1.88% and 3.13%, respectively. Fee waivers and expense reimbursements may be discontinued at any time."

The table entitled "EXAMPLE," appearing on page 6 of the Prospectus, is revised to read as follows:


                                    "EXAMPLE



                                                        SUBACCOUNT                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                        ----------                 ------   -------   -------   --------
If you surrender your Contract at          Kemper Money Market #1                   $81      $104      $127       $223
the end of the period shown, you           Kemper Technology Growth                  85       116        --         --
would pay the following expenses           Kemper Total Return                       82       106       130        231
on a $1,000 investment, assuming           Kemper High Yield                         83       108       133        237
a 5% annual return on assets:              Kemper Growth                             82       107       133        236
                                           Kemper Government Securities              82       107       131        233
                                           Kemper International                      85       116       147        265
                                           Kemper Small Cap Growth                   83       109       135        241
                                           Kemper Investment Grade Bond              82       107       132        235
                                           Kemper Contrarian Value                   84       112       140        251
                                           Kemper Small Cap Value                    84       113       142        255
                                           Kemper Value+Growth                       84       112       141        254
                                           Kemper Horizon 20+                        84       111       139        249
                                           Kemper Horizon 10+                        83       109       136        242
                                           Kemper Horizon 5                          83       110       138        247
                                           Janus Aspen Growth                        83       108       133        237
                                           Janus Aspen Aggressive Growth             83       108       133        237
                                           Janus Aspen Worldwide Growth              83       109       135        240
                                           Janus Aspen Balanced                      83       108       133        237
                                           Lexington Natural Resources               89       127       166        305
                                           Lexington Emerging Markets                92       138       185        341
                                           Fidelity VIP Equity-Income                81       104       128        225
                                           Fidelity VIP Growth                       82       107       132        235
                                           Fidelity VIP II Asset Manager             82       106       131        232
                                           Fidelity VIP II Index 500                 79        96       113        195
                                           Fidelity VIP II Contrafund                82       107       132        235
                                           Scudder VLIF Bond                         82       105        --         --
                                           Scudder VLIF Capital Growth               81       102        --         --
                                           Scudder VLIF International                86       118        --         --
                                           Dreyfus Socially Responsible Growth       84       111        --         --
                                           J.P. Morgan Small Company                 87       122        --         --
                                           Alger American Growth                     84       111        --         --
                                           Alger American MidCap Growth              84       113        --         --
                                           Alger American Small Capitalization       85       115        --         --
                                           American Century VP Income & Growth       83       109        --         --
                                           American Century VP Value                 86       118        --         --
                                           Warburg Pincus Trust-Emerging Markets     90       129        --         --

If you do not surrender your               Kemper Money Market #1                   $19      $ 60      $103       $223
Contract, you would pay the                Kemper Technology Growth                  24        73        --         --
following expenses on a $1,000             Kemper Total Return                       20        62       107        231
investment, assuming 5% annual             Kemper High Yield                         21        64       110        237
return on assets:                          Kemper Growth                             21        64       110        236
                                           Kemper Government Securities              20        63       108        233
                                           Kemper International                      24        72       124        265
                                           Kemper Small Cap Growth                   21        65       112        241
                                           Kemper Investment Grade Bond              21        64       109        235
                                           Kemper Contrarian Value                   22        68       117        251
                                           Kemper Small Cap Value                    23        69       119        255
                                           Kemper Value+Growth                       22        69       118        254
                                           Kemper Horizon 20+                        22        68       116        249
                                           Kemper Horizon 10+                        21        66       113        242

                                                        SUBACCOUNT                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                        ----------                 ------   -------   -------   --------
                                           Kemper Horizon 5                         $22      $ 67      $115       $247
                                           Janus Aspen Growth                        21        64       110        237
                                           Janus Aspen Aggressive Growth             21        64       110        237
                                           Janus Aspen Worldwide Growth              21        65       112        240
                                           Janus Aspen Balanced                      21        64       110        237
                                           Lexington Natural Resources               28        84       144        305
                                           Lexington Emerging Markets                31        96       163        341
                                           Fidelity VIP Equity-Income                20        61       104        225
                                           Fidelity VIP Growth                       21        64       109        235
                                           Fidelity VIP II Asset Manager             20        63       107        232
                                           Fidelity VIP II Index 500                 17        52        90        195
                                           Fidelity VIP II Contrafund                21        64       109        235
                                           Scudder VLIF Bond                         20        61        --         --
                                           Scudder VLIF Capital Growth               19        59        --         --
                                           Scudder VLIF International                24        75        --         --
                                           Dreyfus Socially Responsible Growth       22        68        --         --
                                           J.P. Morgan Small Company                 26        79        --         --
                                           Alger American Growth                     22        68        --         --
                                           Alger American MidCap Growth              23        70        --         --
                                           Alger American Small Capitalization       23        71        --         --
                                           American Century VP Income & Growth       21        65        --         --
                                           American Century VP Value                 24        74        --         --
                                           Warburg Pincus Trust-Emerging Markets     28        87        --         --

    The purpose of the preceding table, which includes the "SUMMARY OF EXPENSES" is to assist you in understanding the various costs and expenses that an Owner in a Subaccount will bear directly or indirectly. The table reflects expenses of both the Separate Account and the Funds. The Example should not be considered to be a representation of past or future expenses and does not include the deduction of state premium taxes, which may be assessed before or upon annuitization. Actual expenses may be greater or less than those shown. Management Fees and Other Expenses in the "SUMMARY OF EXPENSES" for the Funds have been provided by the Funds' investment managers or advisers and have not been independently verified. The Example assumes a 5% annual rate of return pursuant to requirements of the Securities and Exchange Commission. This hypothetical rate of return is not intended to be representative of past or future performance of any Subaccount. The Records Maintenance Charge is a single charge; it is not a separate charge for each Subaccount. In addition, the effect of the Records Maintenance Charge has been reflected in the Example by applying the percentage derived by dividing the total amounts of annual Records Maintenance Charge collected by the total net assets of all the Subaccounts in the Separate Account. See "Contract Charges and Expenses" for more information regarding the various costs and expenses."


The first sentence of the third paragraph under the section entitled "THE SEPARATE ACCOUNT," appearing on page 13 of the Prospectus, is revised to read as follows:


     "Thirty-seven Subaccounts of the Separate Account are currently available."


The first paragraph under the section entitled "THE FUNDS," appearing on page 13 of the Prospectus, is revised to read in its entirety as follows:


    "The Separate Account invests in shares of the following registered, open-end management investment companies:

        - Kemper Variable Series

        - Janus Aspen Series

        - Lexington Natural Resources Trust

        - Lexington Emerging Markets Fund, Inc.

        - Fidelity Variable Insurance Products Fund

        - Fidelity Variable Insurance Products Fund II

        - Scudder Variable Life Investment Fund

        - The Dreyfus Socially Responsible Growth Fund, Inc.

        - J.P. Morgan Series Trust II

        - The Alger American Fund

        - American Century Variable Portfolios, Inc.

        - Warburg Pincus Trust"


The first sentence of the second full paragraph appearing on page 14 of the Prospectus is revised to read in its entirety as follows:


     "The thirty-seven Portfolios are summarized below:"


The following is added between "Kemper Money Market Portfolio" and "Kemper Total Return Portfolio" under the sub-section entitled "KEMPER VARIABLE SERIES," appearing on page 14 of the Prospectus:


     "Kemper Technology Growth Portfolio seeks growth of capital."


The following is added between "Alger American Growth Portfolio" and "Alger American Small Capitalization Portfolio" under the sub-section entitled "THE ALGER AMERICAN FUND," appearing on page 15 of the Prospectus:


     "Alger American MidCap Growth Portfolio seeks long-term capital appreciation."


The following sub-section is added after the sub-section entitled "AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.," appearing on page 15 of the Prospectus:


     "WARBURG PINCUS TRUST

    Warburg Pincus Trust-Emerging Markets Portfolio seeks long-term growth of capital by investing in equity securities of emerging markets."


The following is added between the ninth and tenth full paragraphs appearing on page 16 of the Prospectus:


    "Credit Suisse Asset Management, LLC is the investment adviser for the Warburg Pincus Trust-Emerging Markets Portfolio."

                       SUPPLEMENT DATED OCTOBER 16, 2000
                     TO STATEMENT OF ADDITIONAL INFORMATION
                               DATED MAY 1, 2000

--------------------------------------------------------------------------------

                                PERIODIC PAYMENT
                           VARIABLE ANNUITY CONTRACTS

--------------------------------------------------------------------------------

                              KEMPER ADVANTAGE III
                                   ISSUED BY
                    KEMPER INVESTORS LIFE INSURANCE COMPANY
                               IN CONNECTION WITH
                    KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

The Statement of Additional Information is modified effective October 16, 2000 as follows:

The section entitled "PERFORMANCE FIGURES (AS OF DECEMBER 31, 1999)" appearing on pages B-4 through B-8 of the Statement of Additional Information, is revised to read as follows:


                              "PERFORMANCE FIGURES
                           (AS OF DECEMBER 31, 1999)

                                                                                            STANDARDIZED
                                                                                              AVERAGE
                                                                                               ANNUAL
                                                                      NONSTANDARDIZED          TOTAL
                                                                      TOTAL RETURN(1)        RETURN(2)
                                        YEAR TO DATE              -----------------------   ------------
                                            (%)         ENDING    CUMULATIVE   ANNUALIZED    ANNUALIZED
                                         RETURN(3)     VALUE(4)   (%) RETURN   (%) RETURN    (%) RETURN
                                        ------------   --------   ----------   ----------   ------------
KEMPER CONTRARIAN VALUE SUBACCOUNT...      -11.38%
  Life of Subaccount (from
     05/01/96).......................                  $15,628       56.28%       12.94%        11.80%
  Life of Portfolio (from
     05/01/96).......................                   15,628       56.28        12.94         11.80
  Three Years........................                   13,431       34.31        10.33          8.98
  One Year...........................                    8,864      -11.38       -11.38        -16.17
KEMPER VALUE+GROWTH SUBACCOUNT.......       15.00
  Life of Subaccount (from
     05/01/96).......................                   19,202       92.02        19.46         18.26
  Life of Portfolio (from
     05/01/96).......................                   19,202       92.02        19.46         18.26
  Three Years........................                   16,901       69.01        19.12         17.65
  One Year...........................                   11,502       15.00        15.00          8.79
KEMPER HORIZON 20+ SUBACCOUNT........        7.83
  Life of Subaccount (from
     05/01/96).......................                   16,371       63.71        14.38         13.23
  Life of Portfolio (from
     05/01/96).......................                   16,371       63.71        14.38         13.23
  Three Years........................                   14,313       43.13        12.70         11.31
  One Year...........................                   10,785        7.83         7.83          2.01
KEMPER TECHNOLOGY GROWTH
  SUBACCOUNT.........................         N/A
  Life of Subaccount (from
     05/03/99).......................                      N/A         N/A          N/A           N/A
  Life of Portfolio (from
     05/03/99).......................                   17,619       76.19          N/A           N/A

The performance data quoted for the Subaccounts is based on past performance and is not representative of future results. Investment return and principal value will fluctuate so that units, when redeemed, may be worth more or less than their original cost. See page B-9 for additional information.

                           (AS OF DECEMBER 31, 1999)


                                                                                            STANDARDIZED
                                                                                              AVERAGE
                                                                                               ANNUAL
                                                                      NONSTANDARDIZED          TOTAL
                                                                      TOTAL RETURN(1)        RETURN(2)
                                        YEAR TO DATE              -----------------------   ------------
                                            (%)         ENDING    CUMULATIVE   ANNUALIZED    ANNUALIZED
                                         RETURN(3)     VALUE(4)   (%) RETURN   (%) RETURN    (%) RETURN
                                        ------------   --------   ----------   ----------   ------------
JANUS ASPEN GROWTH SUBACCOUNT........       42.14%
  Life of Subaccount (from
     09/15/95).......................                  $27,865      178.65%       26.90%        26.12%
  Life of Portfolio (from
     09/13/93).......................                   36,247      262.47        22.69           N/A
  Five Years.........................                   34,654      246.54        28.22           N/A
  Three Years........................                   23,604      130.64        32.12         30.71
  One Year...........................                   14,214       42.14        42.14         34.87
FIDELITY VIP EQUITY-INCOME
  SUBACCOUNT.........................        4.97
  Life of Subaccount (from
     05/01/96).......................                   15,647       56.47        12.98         11.84
  Life of Portfolio (from
     10/09/86).......................                   46,526      365.26        12.32           N/A
  Ten Years..........................                   34,004      240.04        13.01           N/A
  Five Years.........................                   22,007      120.07        17.09           N/A
  Three Years........................                   14,627       46.27        13.52         12.12
  One Year...........................                   10,497        4.97         4.97         -0.72
FIDELITY VIP GROWTH SUBACCOUNT.......       35.67
  Life of Subaccount (from
     05/01/96).......................                   23,584      135.84        26.35         25.27
  Life of Portfolio (from
     10/09/86).......................                   82,056      720.56        17.24           N/A
  Ten Years..........................                   54,127      441.27        18.39           N/A
  Five Years.........................                   34,457      244.57        28.07           N/A
  Three Years........................                   22,773      127.73        31.56         30.14
  One Year...........................                   13,567       35.67        35.67         28.40
FIDELITY VIP II INDEX 500
  SUBACCOUNT.........................       18.96
  Life of Subaccount (from
     05/01/96).......................                   22,457      124.57        24.67         23.55
  Life of Portfolio (from
     08/27/92).......................                   37,072      270.72        19.52           N/A
  Five Years.........................                   32,416      224.16        26.49           N/A
  Three Years........................                   19,742       97.42        25.45         23.91
  One Year...........................                   11,896       18.96        18.96         12.52
KEMPER MONEY MARKET SUBACCOUNT
  #1(7)..............................        3.48
  Life of Subaccount (from
     04/06/82).......................                   24,551      145.51         5.20          5.19
  Life of Portfolio (from
     04/06/82).......................                   24,551      145.51         5.20          5.19
  Ten Years..........................                   14,345       43.45         3.67          3.66
  Five Years.........................                   12,078       20.78         3.85          3.45
  Three Years........................                   11,165       11.65         3.74          2.46
  One Year...........................                   10,350        3.48         3.48         -2.11
KEMPER HIGH YIELD SUBACCOUNT(6)......        0.82
  Life of Subaccount (from
     04/06/82).......................                   61,121      511.21        10.75         10.75
  Life of Portfolio (from
     04/06/82).......................                   61,121      511.21        10.75         10.75
  Ten Years..........................                   24,134      141.34         9.21          9.20
  Five Years.........................                   14,519       45.19         7.74          7.34
  Three Years........................                   11,127       11.27         3.62          2.35
  One Year...........................                   10,084        .082         0.82         -4.62


The performance data quoted for the Subaccounts is based on past performance and is not representative
of future results. Investment return and principal value will fluctuate so that units, when redeemed, may be
    worth more or less than their original cost. See page B-9 for additional information.

                           (AS OF DECEMBER 31, 1999)


                                                                                            STANDARDIZED
                                                                                              AVERAGE
                                                                                               ANNUAL
                                                                      NONSTANDARDIZED          TOTAL
                                                                      TOTAL RETURN(1)        RETURN(2)
                                        YEAR TO DATE              -----------------------   ------------
                                            (%)         ENDING    CUMULATIVE   ANNUALIZED    ANNUALIZED
                                         RETURN(3)     VALUE(4)   (%) RETURN   (%) RETURN    (%) RETURN
                                        ------------   --------   ----------   ----------   ------------
KEMPER GOVERNMENT SECURITIES
  SUBACCOUNT.........................       -0.63%
  Life of Subaccount (from
     11/03/89).......................                  $17,685       76.85%        5.77%         5.76%
  Life of Portfolio (from
     09/03/87).......................                   20,135      101.35         5.84           N/A
  Ten Years..........................                   17,471       74.71         5.73          5.72
  Five Years.........................                   13,431       34.31         6.08          5.68
  Three Years........................                   11,295       12.95         4.14          2.86
  One Year...........................                    9,939       -0.63        -0.63         -6.00
KEMPER INVESTMENT GRADE BOND
  SUBACCOUNT.........................       -3.34
  Life of Subaccount (from
     05/01/96).......................                   11,386       13.86         3.60          2.55
  Life of Portfolio (from
     05/01/96).......................                   11,386       13.86         3.60          2.55
  Three Years........................                   11,088       10.88         3.50          2.23
  One Year...........................                    9,668       -3.34        -3.34         -8.56
SCUDDER VLIF BOND SUBACCOUNT.........       -2.22
  Life of Subaccount (from
     05/01/99).......................                      N/A         N/A          N/A           N/A
  Life of Portfolio (from
     07/16/85).......................                   24,326      143.26         6.34           N/A
  Ten Years..........................                   17,902       79.02         6.00           N/A
  Five Years.........................                   13,120       31.20         5.58           N/A
  Three Years........................                   11,080       10.80         3.48           N/A
  One Year...........................                    9,778       -2.22        -2.22           N/A
KEMPER GROWTH SUBACCOUNT.............       35.34
  Life of Subaccount (from
     12/09/83).......................                   94,008      839.76        14.97         14.97
  Life of Portfolio (from
     12/09/83).......................                   94,008      839.76        14.97         14.97
  Ten Years..........................                   49,759      397.59        17.41         17.40
  Five Years.........................                   29,036      190.36        23.76         23.30
  Three Years........................                   18,424       84.24        22.59         21.09
  One Year...........................                   13,536       35.34        35.34         28.09
FIDELITY VIP II CONTRAFUND
  SUBACCOUNT.........................       22.66
  Life of Subaccount (from
     05/01/96).......................                   21,512      115.12        29.99         22.06
  Life of Portfolio (from
     01/03/95).......................                   31,838      218.38        31.33           N/A
  Three Years........................                   19,288       92.88        24.48         22.95
  One Year...........................                   12,266       22.66        22.66         16.02
LEXINGTON NATURAL RESOURCES
  SUBACCOUNT.........................       12.63
  Life of Subaccount (from
     09/15/95).......................                   11,882       18.82         4.09          3.41
  Life of Portfolio (10/14/91).......                   14,526       45.26         4.65           N/A
  Five Years.........................                   13,654       36.54         6.43           N/A
  Three Years........................                    9,452       -5.48        -1.86         -3.07
  One Year...........................                   11,263       12.63        12.63          6.53


The performance data quoted for the Subaccounts is based on past performance and is not representative
of future results. Investment return and principal value will fluctuate so that units, when redeemed, may be
    worth more or less than their original cost. See page B-9 for additional information.

                           (AS OF DECEMBER 31, 1999)


                                                                                            STANDARDIZED
                                                                                              AVERAGE
                                                                                               ANNUAL
                                                                      NONSTANDARDIZED          TOTAL
                                                                      TOTAL RETURN(1)        RETURN(2)
                                        YEAR TO DATE              -----------------------   ------------
                                            (%)         ENDING    CUMULATIVE   ANNUALIZED    ANNUALIZED
                                         RETURN(3)     VALUE(4)   (%) RETURN   (%) RETURN    (%) RETURN
                                        ------------   --------   ----------   ----------   ------------
DREYFUS SOCIALLY RESPONSIBLE GROWTH
  SUBACCOUNT.........................       28.42%
  Life of Subaccount (from
     05/01/99).......................                      N/A         N/A          N/A           N/A
  Life of Portfolio (from
     10/07/93).......................                  $35,482      254.82%       22.52%          N/A
  Five Years.........................                   33,086      230.86        27.04           N/A
  Three Years........................                   20,084      108.04        27.66           N/A
  One Year...........................                   12,842       28.42        28.42           N/A
SCUDDER VLIF CAPITAL GROWTH
  SUBACCOUNT.........................       33.50
  Life of Subaccount (from
     05/01/99).......................                      N/A         N/A          N/A           N/A
  Life of Portfolio (from
     07/16/85).......................                   86,398      763.98        16.70           N/A
  Ten Years..........................                   46,109      361.09        16.51           N/A
  Five Years.........................                   32,776      227.76        26.80           N/A
  Three Years........................                   21,764      117.64        29.59           N/A
  One Year...........................                   13,350       33.50        33.50           N/A
ALGER AMERICAN GROWTH SUBACCOUNT.....       32.03
  Life of Subaccount (from
     05/01/99).......................                      N/A         N/A          N/A           N/A
  Life of Portfolio (from
     01/06/89).......................                   84,605      746.05        21.45           N/A
  Ten Years..........................                   69,046      590.46        21.31           N/A
  Five Years.........................                   36,085      260.85        29.26           N/A
  Three Years........................                   23,957      139.57        33.81           N/A
  One Year...........................                   13,203       32.03        32.03           N/A
ALGER AMERICAN MIDCAP GROWTH
  SUBACCOUNT.........................       30.16
  Life of Portfolio (from
     05/03/93).......................                   40,006      300.06        23.12           N/A
  Five Years.........................                   29,938      199.38        24.52           N/A
  Three Years........................                   19,007       90.07        23.87           N/A
  One Year...........................                   13,015       30.16        30.16           N/A
AMERICAN CENTURY VP INCOME & GROWTH
  SUBACCOUNT.........................       16.51
  Life of Subaccount (from
     05/01/99).......................                      N/A         N/A          N/A           N/A
  Life of Portfolio (from
     10/30/97).......................                   15,695       56.95        23.09           N/A
  One Year...........................                   11,651       16.51        16.51           N/A
AMERICAN CENTURY VP VALUE
  SUBACCOUNT.........................       -2.12
  Life of Subaccount (from
     05/01/99).......................                      N/A         N/A          N/A           N/A
  Life of Portfolio (from
     05/01/96).......................                   14,031       40.31         9.67           N/A
  Three Years........................                   12,605       26.05         8.02           N/A
  One Year...........................                    9,788       -2.12        -2.12           N/A


The performance data quoted for the Subaccounts is based on past performance and is not representative
of future results. Investment return and principal value will fluctuate so that units, when redeemed, may be
    worth more or less than their original cost. See page B-9 for additional information.

                           (AS OF DECEMBER 31, 1999)


                                                                                            STANDARDIZED
                                                                                              AVERAGE
                                                                                               ANNUAL
                                                                      NONSTANDARDIZED          TOTAL
                                                                      TOTAL RETURN(1)        RETURN(2)
                                        YEAR TO DATE              -----------------------   ------------
                                            (%)         ENDING    CUMULATIVE   ANNUALIZED    ANNUALIZED
                                         RETURN(3)     VALUE(4)   (%) RETURN   (%) RETURN    (%) RETURN
                                        ------------   --------   ----------   ----------   ------------
KEMPER SMALL CAP GROWTH SUBACCOUNT...       32.82%
  Life of Subaccount (from
     05/01/94).......................                  $34,396      243.96%       24.35%        23.95%
  Life of Portfolio (from
     05/01/94).......................                   34,396      243.96        24.35         23.95
  Five Years.........................                   33,375      233.75        27.26         26.79
  Three Years........................                   20,565      105.65        27.17         25.64
  One Year...........................                   13,284       32.82        32.82         25.65
KEMPER SMALL CAP VALUE SUBACCOUNT....        1.46
  Life of Subaccount (from
     05/01/96).......................                   10,789        7.89         2.09          1.06
  Life of Portfolio (from
     05/01/96).......................                   10,789        7.89         2.09          1.06
  Three Years........................                   10,684        6.84         2.23          0.97
  One Year...........................                   10,148        1.46         1.46         -4.02
JANUS ASPEN AGGRESSIVE GROWTH
  SUBACCOUNT.........................      122.52
  Life of Subaccount (from
     09/15/95).......................                   36,904      269.04        35.47         34.84
  Life of Portfolio (from
     09/13/93).......................                   59,403      494.03        32.69           N/A
  Five Years.........................                   43,985      339.85        34.48           N/A
  Three Years........................                   32,799      227.99        48.58         47.47
  One Year...........................                   22,252      122.52       122.52        115.25
J.P. MORGAN SMALL COMPANY
  SUBACCOUNT.........................       42.54
  Life of Subaccount (from
     05/01/99).......................                      N/A         N/A          N/A           N/A
  Life of Portfolio (from
     12/31/94).......................                   24,027      140.27        19.15           N/A
  Five Years.........................                   24,027      140.27        33.94           N/A
  Three Years........................                   16,013       60.13        16.99           N/A
  One Year...........................                   14,254       42.54        42.54           N/A
ALGER AMERICAN SMALL CAPITALIZATION
  SUBACCOUNT.........................       44.73
  Life of Subaccount (from
     05/01/99).......................                      N/A         N/A          N/A           N/A
  Life of Portfolio (from
     09/21/88).......................                   73,215      632.15        19.29           N/A
  Ten Years..........................                   46,823      368.23        16.69           N/A
  Five Years.........................                   26,004      160.04        21.06           N/A
  Three Years........................                   17,755       77.55        21.09           N/A
  One Year...........................                   14,473       44.73        44.73           N/A
KEMPER INTERNATIONAL SUBACCOUNT(5)...       43.82
  Life of Subaccount (from
     01/06/92).......................                   26,451      164.51        12.95         12.94
  Life of Portfolio (from
     01/06/92).......................                   26,451      164.51        12.95         12.94
  Five Years.........................                   21,622      116.22        16.66         16.22
  Three Years........................                   16,882       68.82        19.07         17.61
  One Year...........................                   14,384       43.82        43.82         36.57


The performance data quoted for the Subaccounts is based on past performance and is not representative
of future results. Investment return and principal value will fluctuate so that units, when redeemed, may be
    worth more or less than their original cost. See page B-9 for additional information.

                           (AS OF DECEMBER 31, 1999)


                                                                                            STANDARDIZED
                                                                                              AVERAGE
                                                                                               ANNUAL
                                                                      NONSTANDARDIZED          TOTAL
                                                                      TOTAL RETURN(1)        RETURN(2)
                                        YEAR TO DATE              -----------------------   ------------
                                            (%)         ENDING    CUMULATIVE   ANNUALIZED    ANNUALIZED
                                         RETURN(3)     VALUE(4)   (%) RETURN   (%) RETURN    (%) RETURN
                                        ------------   --------   ----------   ----------   ------------
JANUS ASPEN WORLDWIDE GROWTH
  SUBACCOUNT(5)......................       62.34%
  Life of Subaccount (from
     09/15/95).......................                  $33,100      231.00%       32.08%        31.40%
  Life of Portfolio (from
     09/13/93).......................                   47,451      374.51        28.05           N/A
  Five Years.........................                   39,900      299.00        31.89           N/A
  Three Years........................                   24,914      149.14        35.56         34.23
  One Year...........................                   16,234       62.34        62.34         55.07
LEXINGTON EMERGING MARKETS
  SUBACCOUNT(5)......................      163.18
  Life of Subaccount (from
     09/15/95).......................                   16,499       65.00        12.35         11.62
  Life of Portfolio (from
     03/30/94).......................                   15,997       59.97         8.50           N/A
  Five Years.........................                   16,383       63.83        10.38           N/A
  Three Years........................                   16,286       62.86        17.65         16.21
  One Year...........................                   26,318      163.18       163.18        155.91
SCUDDER VLIF INTERNATIONAL
  SUBACCOUNT(5)......................       52.53
  Life of Subaccount (from
     05/01/99).......................                      N/A         N/A          N/A           N/A
  Life of Portfolio (from
     05/01/87).......................                   42,369      323.69        12.06           N/A
  Ten Years..........................                   30,501      205.01        11.80           N/A
  Five Years.........................                   23,873      138.73        19.01           N/A
  Three Years........................                   19,209       92.09        24.31           N/A
  One Year...........................                   15,253       52.53        52.53           N/A
KEMPER TOTAL RETURN SUBACCOUNT(6)....       13.32
  Life of Subaccount (from
     04/06/82).......................                   79,931      699.31        12.44         12.44
  Life of Portfolio (from
     04/06/82).......................                   79,931      699.31        12.44         12.44
  Ten Years..........................                   30,640      206.40        11.85         11.84
  Five Years.........................                   21,865      118.65        16.94         16.50
  Three Years........................                   15,256       52.56        15.12         13.70
  One Year...........................                   11,334       13.34        13.32          7.20
KEMPER HORIZON 10+ SUBACCOUNT........        6.97
  Life of Subaccount (from
     05/01/96).......................                   14,966       49.66        11.62         10.49
  Life of Portfolio (from
     05/01/96).......................                   14,966       49.66        11.62         10.49
  Three Years........................                   13,555       35.55        10.67          9.31
  One Year...........................                   10,699        6.97         6.97          1.20
KEMPER HORIZON 5 SUBACCOUNT..........        3.49
  Life of Subaccount (from
     05/01/96).......................                   13,556       35.56         8.65          7.55
  Life of Portfolio (from
     05/01/96).......................                   13,556       35.56         8.65          7.55
  Three Years........................                   12,477       24.77         7.66          6.33
  One Year...........................                   10,351        3.49         3.49         -2.10


The performance data quoted for the Subaccounts is based on past performance and is not representative of future results. Investment return and principal value will fluctuate so that units, when redeemed, may be worth more or less than their original cost. See page B-9 for additional information.

                           (AS OF DECEMBER 31, 1999)


                                                                                            STANDARDIZED
                                                                                              AVERAGE
                                                                                               ANNUAL
                                                                      NONSTANDARDIZED          TOTAL
                                                                      TOTAL RETURN(1)        RETURN(2)
                                        YEAR TO DATE              -----------------------   ------------
                                            (%)         ENDING    CUMULATIVE   ANNUALIZED    ANNUALIZED
                                         RETURN(3)     VALUE(4)   (%) RETURN   (%) RETURN    (%) RETURN
                                        ------------   --------   ----------   ----------   ------------
JANUS ASPEN BALANCED SUBACCOUNT......       25.13%
  Life of Subaccount (from
     09/15/95).......................                  $24,188      141.88%       22.80%        22.01%
  Life of Portfolio (from
     09/13/93).......................                   30,030      200.30        19.07           N/A
  Five Years.........................                   28,246      182.46        23.08           N/A
  Three Years........................                   19,993       99.93        25.98         24.43
  One Year...........................                   12,513       25.13        25.13         18.35
FIDELITY VIP II ASSET MANAGER
  SUBACCOUNT.........................        9.67
  Life of Subaccount (from
     05/01/96).......................                   16,211       62.11        14.07         12.93
  Life of Portfolio (from
     09/06/89).......................                   31,322      213.22        11.69           N/A
  Ten Years..........................                   31,196      211.96        12.05           N/A
  Five Years.........................                   19,376       93.76        14.14           N/A
  Three Years........................                   14,835       48.35        14.05         12.65
  One Year...........................                   10,967        9.67         9.67          3.72
WARBURG PINCUS TRUST-EMERGING MARKETS
  SUBACCOUNT (5).....................       78.90
  Life of Subaccount (from
     05/01/98).......................                   12,243       22.43        12.90          9.71
  Life of Portfolio (from
     12/31/97).......................                   14,604       46.05        20.85           N/A
  One Year...........................                   17,890       78.90        78.90         71.53

The performance data quoted for the Subaccounts is based on past performance and is not representative
of future results. Investment return and principal value will fluctuate so that units, when redeemed, may be
    worth more or less than their original cost. See page B-9 for additional information.

The following is added immediately prior to the section entitled "TAX-DEFERRED ACCUMULATION," appearing on page B-13 of the Statement of Additional
Information:


                      KEMPER TECHNOLOGY GROWTH SUBACCOUNT

                                                QUALIFIED
                                                AND NON-
                YEAR ENDED                      QUALIFIED
                   12/31                       TOTAL VALUE
                ----------                     -----------
                 1999......................      $17,619

                    ALGER AMERICAN MIDCAP GROWTH SUBACCOUNT

                                                QUALIFIED
                                                AND NON-
                YEAR ENDED                      QUALIFIED
                   12/31                       TOTAL VALUE
                ----------                     -----------
                 N/A.......................          N/A

                WARBURG PINCUS TRUST-EMERGING MARKETS SUBACCOUNT

                                                QUALIFIED
                                                AND NON-
                YEAR ENDED                      QUALIFIED
                   12/31                       TOTAL VALUE
                ----------                     -----------
                 1998......................      $ 6,844
                 1999......................       12,243

                                     PART C

                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) FINANCIAL STATEMENTS:

     (1) Financial Statements included in Part A of the Registration Statement:
         Condensed Financial Information

     (2) Financial Statements included in Part B of the Registration Statement:

          (i) KILICO Variable Annuity Separate Account

             Report of Independent Accountants

             Statements of Assets and Liabilities and Contract Owners' Equity as of December 31, 1999

             Statements of Operations for the Year Ended December 31, 1999

             Statements of Changes in Contract Owners' Equity for the Years Ended December 31, 1999 and 1998

             Notes to Financial Statements

          (ii) Kemper Investors Life Insurance Company

             Report of Independent Accountants

             Kemper Investors Life Insurance Company and Subsidiaries Consolidated Balance Sheets as of December 31, 1999 and 1998

             Kemper Investors Life Insurance Company and Subsidiaries Consolidated Statements of Operations, years ended December 31, 1999, 1998 and 1997

             Kemper Investors Life Insurance Company and Subsidiaries Consolidated Statements of Comprehensive Income, years ended December 31, 1999, 1998 and 1997

             Kemper Investors Life Insurance Company and Subsidiaries Consolidated Statements of Stockholder's Equity, years ended December 31, 1999, 1998 and 1997

             Kemper Investors Life Insurance Company and Subsidiaries Consolidated Statements of Cash Flows, years ended December 31, 1999, 1998 and 1997

             Notes to Consolidated Financial Statements

(b) EXHIBITS:

        (5)1.1           A copy of resolution of the Board of Directors of Kemper
                         Investors Life Insurance Company dated September 13, 1977.
        (5)1.2           A copy of Record of Action of Kemper Investors Life
                         Insurance Company dated April 15, 1983.
           2.            Not Applicable.
        (3)3.1           Distribution Agreement between Investors Brokerage Services,
                         Inc. and KILICO.
        (1)3.2           Addendum to Selling Group Agreement of Kemper Financial
                         Services, Inc.
        (6)3.3           Selling Group Agreement of Investors Brokerage Services,
                         Inc.
        (6)3.4           General Agent Agreement.
        (7)4.            Form of Variable Annuity Contract.
        (7)5.            Form of application.

        (3)6.1           Kemper Investors Life Insurance Company articles of
                         incorporation.
        (6)6.2           Kemper Investors Life Insurance Company bylaws.
           7.            Inapplicable.
        (2)8.1           Fund Participation Agreement among KILICO, Lexington Natural
                         Resources Trust and Lexington Management Corporation.
        (2)8.2           Fund Participation Agreement among KILICO, Lexington
                         Emerging Markets Fund and Lexington Management Corporation.
        (2)8.3           Fund Participation Agreement among KILICO, Janus Aspen
                         Series and Janus Capital Corporation.
        (7)8.3(a)        Service Agreement between KILICO and Janus Capital
                         Corporation.
        (4)8.4(a)        Fund Participation Agreement among KILICO, Fidelity Variable
                         Insurance Products Fund and Fidelity Distributors
                         Corporation.
       (13)8.4(b)        Amendment to Fund Participation Agreement among KILICO,
                         Fidelity Variable Insurance Products Fund and Fidelity
                         Distributors Corporation.
        (4)8.5(a)        Fund Participation Agreement among KILICO, Fidelity Variable
                         Insurance Products Fund II and Fidelity Distributors
                         Corporation.
       (13)8.5(b)        Amendment to Fund Participation Agreement among KILICO,
                         Fidelity Variable Insurance Products Fund II and Fidelity
                         Distributors Corporation.
       (10)8.6(a)        Participation Agreement between KILICO and Scudder Variable
                         Life Investment Fund.
       (10)8.6(b)        Participating Contract and Policy Agreement between KILICO and Scudder Kemper Investments, Inc.
       (10)8.6(c)        Indemnification Agreement between KILICO and Scudder Kemper
                         Investments, Inc.
       (15)8.7(a)        Fund Participation Agreement between KILICO and The Dreyfus
                         Socially Responsible Growth Fund, Inc.
       (16)8.7(b)        Administrative Services Agreement by and between The Dreyfus
                         Corporation and KILICO (redacted).
       (16)8.7(c)        November 1, 1999 Amendment to Fund Participation Agreement
                         between KILICO and The Dreyfus Socially Responsible Growth
                         Fund, Inc.
       (16)8.7(d)        November 1, 1999 Amendment to Administrative Services
                         Agreement by and between The Dreyfus Corporation and KILICO
                         (redacted).
       (20)8.8           Fund Participation Agreement between KILICO and J.P. Morgan
                         Series Trust II.
       (16)8.9(a)        Fund Participation Agreement by and among The Alger American
                         Fund, KILICO and Fred Alger & Company, Incorporated.
       (16)8.9(b)        Service Agreement between Fred Alger Management, Inc. and
                         KILICO (redacted).
       (14)8.10          Fund Participation Agreement by and between KILICO and
                         American Century Investment Management, Inc.
       (17)8.11          Fund Participation Agreement among KILICO, Kemper Investors
                         Fund (now known as Kemper Variable Series), Zurich Kemper
                         Investments, Inc. and Kemper Distributors, Inc.
       (17)8.12          Participation Agreement By and Among KILICO and Warburg,
                         Pincus Trust and Credit Suisse Asset Management, LLC
                         (successor to Warburg Pincus Asset Management, Inc.) and
                         Credit Suisse Asset Management Securities, Inc. (f/k/a
                         Counsellors Securities Inc.).

       (18)8.13          Service Agreement between Credit Suisse Asset Management,
                         LLC (successor to Warburg Pincus Asset Management, Inc.) and
                         Federal Kemper Life Assurance Company and KILICO.
       (19)8.14          Restatement of Participation Agreement among Counsellors
                         Securities Inc., Warburg Pincus Asset Management, Inc.
                         and/or the Warburg Pincus Funds and KILICO.
        (7)9.            Opinion and Consent of Counsel.
      (20)10.            Consents of PricewaterhouseCoopers LLP, Independent
                         Accountants.
          11.            Inapplicable.
          12.            Inapplicable.
       (8)13.            Schedules for Computation of Performance Information.
      (20)14.            Organizational Chart.
      (11)17.1           Schedule III: Supplementary Insurance Information (years
                         ended December 31, 1999 and 1998).
      (11)17.2           Schedule IV: Reinsurance (year ended December 31, 1999).
      (12)17.3           Schedule IV: Reinsurance (year ended December 31, 1998).
       (9)17.4           Schedule IV: Reinsurance (year ended December 31, 1997).
      (11)17.5           Schedule V: Valuation and qualifying accounts (year ended
                         December 31, 1999).
      (12)17.6           Schedule V: Valuation and qualifying accounts (year ended
                         December 31, 1998).
       (9)17.7           Schedule V: Valuation and qualifying accounts (year ended
                         December 31, 1997).


---------------

 (1) Incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-4 filed on or about April 27, 1995.

 (2) Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4 filed on or about September 14, 1995.

 (3) Incorporated by reference to Exhibits filed with the Registration Statement on Form S-1 for KILICO (File No. 333-02491) filed on or about April 12, 1996.

 (4) Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-4 filed on or about April 26, 1996.

 (5) Incorporated by reference to the Registration Statement on Form N-4 (File No. 333-22375) filed on or about February 26, 1997.

 (6) Incorporated by reference to Amendment No. 2 to the Registration Statement on Form S-1 (File No. 333-02491) filed on or about April 23, 1997.

 (7) Incorporated by reference to Amendment No. 25 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 28, 1997.

 (8) Incorporated by reference to Amendment No. 26 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about November 3, 1997.

 (9) Incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 for KILICO Variable Annuity Separate Account (File No. 33-43501) filed on or about April 16, 1998.

(10) Incorporated by reference to Amendment No. 5 to the Registration Statement on Form S-1 (File No. 333-22389) filed on or about April 20, 1999.

(11) Incorporated by reference to Form 10-K for Kemper Investors Life Insurance Company for fiscal year ended December 31, 1999 filed on or about March 29, 2000.

(12) Incorporated by reference to Amendment No. 4 to the Registration Statement on Form S-1 (File No. 333-02491) filed on or about April 20, 1999.

(13) Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form S-6 (File No. 33-65399) filed on or about April 23, 1999.

(14) Incorporated by reference to the Registration Statement on Form S-1 (File No. 333-32840) filed on or about March 20, 2000.

(15) Incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 28, 1999.

(16) Incorporated by reference to Amendment No. 6 to the Registration Statement on Form S-1 (File No. 333-22389) filed on or about April 17, 2000.

(17) Incorporated by reference to Amendment No. 3 to the Registration Statement of KILICO on Form S-1 (File No. 333-22389) filed on or about April 8, 1998.


(18) Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement of FKLA Variable Separate Account on Form S-6 (File No. 33-79808) filed on or about April 30, 1997.



(19) Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (File No. 333-22375) filed on or about September 14, 1999.



(20) Incorporated by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 26, 2000.


ITEM 25. DIRECTORS AND OFFICERS OF KEMPER INVESTORS LIFE INSURANCE COMPANY

     The directors and principal officers of KILICO are listed below together with their current positions. The address of each officer and director is 1 Kemper Drive, Long Grove, Illinois 60049.


                    NAME                                     OFFICE WITH KILICO
                    ----                                     ------------------
Gale K. Caruso...............................   President, Chief Executive Officer and
                                                Director
Frederick L. Blackmon........................   Executive Vice President and Chief Financial
                                                Officer
Edward L. Robbins............................   Executive Vice President and Chief Actuary
James E. Hohmann.............................   Executive Vice President and Director
William H. Bolinder..........................   Chairman of the Board and Director
David A. Bowers..............................   Director
Gunther Gose.................................   Director
Eliane C. Frye...............................   Executive Vice President and Director
Debra P. Rezabek.............................   Executive Vice President, General Counsel,
                                                and Corporate Secretary
James C. Harkensee...........................   Executive Vice President
Edward K. Loughridge.........................   Executive Vice President and Corporate
                                                Development Officer
Kenneth M. Sapp..............................   Executive Vice President
George Vlaisavljevich........................   Executive Vice President
Russell M. Bostick...........................   Executive Vice President and Chief
                                                Information Officer
Ivor K. H. Tham..............................   Executive Vice President


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE INSURANCE COMPANY OR REGISTRANT

     See Exhibit 14 for organizational charts of persons controlled or under common control with Kemper Investors Life Insurance Company.

     Investors Brokerage Services, Inc. and Investors Brokerage Services Insurance Agency, Inc. are wholly owned subsidiaries of KILICO.

ITEM 27. NUMBER OF CONTRACT OWNERS


     At October 1, 2000, the Registrant had approximately 129,736 qualified and non-qualified Advantage III Contract Owners.


ITEM 28. INDEMNIFICATION

     To the extent permitted by law of the State of Illinois and subject to all applicable requirements thereof, Article VI of the By-Laws of Kemper Investors Life Insurance Company ("KILICO") provides for the indemnification of any person against all expenses (including attorneys fees), judgments, fines, amounts paid in settlement and other costs actually and reasonably incurred by him in connection with any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative in which he is a party or is threatened to be made a party by reason of his being or having been a director, officer, employee or agent of KILICO, or serving or having served, at the request of KILICO, as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, or by reason of his holding a fiduciary position in connection with the management or administration of retirement, pension, profit sharing or other benefit plans including, but not limited to, any fiduciary liability under the Employee Retirement Income Security Act of 1974 and any amendment thereof, if he acted in good faith and in a manner he reasonably believed to be in and not opposed to the best interests of KILICO, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that he did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of KILICO, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful. No indemnification shall be made in respect of any claim, issue or matter as to which a director or officer shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the company, unless and only to the extent that the court in which such action or suit was brought or other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, he is fairly and reasonably entitled to indemnity for such expenses as the court shall deem proper.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers, employees or agents of KILICO pursuant to the foregoing provisions, or otherwise, KILICO has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by KILICO of expenses incurred or paid by a director, officer, employee of agent of KILICO in the successful defense of any action, suit or proceeding) is asserted by such director, officer, employee or agent of KILICO in connection with variable annuity contracts, KILICO will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by KILICO is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

ITEM 29.(a) PRINCIPAL UNDERWRITER

     Investors Brokerage Services, Inc., a wholly owned subsidiary of Kemper Investors Life Insurance Company, acts as principal underwriter for KILICO Variable Annuity Separate Account, KILICO Variable Separate Account, Kemper Investors Life Insurance Company Variable Annuity Account C and FKLA Variable Separate Account.

ITEM 29.(b) INFORMATION REGARDING PRINCIPAL UNDERWRITER, INVESTORS BROKERAGE SERVICES, INC.

     The address of each officer is 1 Kemper Drive, Long Grove, IL 60049.


                                                               POSITION AND OFFICES
                          NAME                                   WITH UNDERWRITER
                          ----                                 --------------------
Gale K. Caruso..........................................   Chairman and Director
Michael E. Scherrman....................................   President and Director
Debra P. Rezabek........................................   Secretary
Kenneth M. Sapp.........................................   Director
Eliane C. Frye..........................................   Director
Thomas K. Walsh.........................................   Assistant Vice President
David S. Jorgensen......................................   Vice President and Treasurer
Frank J. Julian.........................................   Assistant Secretary
George Vlaisavljevich...................................   Director
Allen R. Reed...........................................   Assistant Secretary


ITEM 29.(c)

     Inapplicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by Kemper Investors Life Insurance Company at its home office at 1 Kemper Drive, Long Grove, Illinois 60049 and at 222 South Riverside Plaza, Chicago, Illinois 60606-5808.

ITEM 31. MANAGEMENT SERVICES

     Inapplicable.

ITEM 32. UNDERTAKINGS AND REPRESENTATIONS

     Representation Regarding Fees and Charges Pursuant to Section 26 of the Investment Company Act of 1940

     Kemper Investors Life Insurance Company ("KILICO") represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by KILICO.

     Representation Regarding Contracts Issued to Participants of Tax-Sheltered Annuity Programs

     KILICO, depositor and sponsor of the registrant KILICO Variable Annuity Separate Account (the "Separate Account"), and Investors Brokerage Services, Inc. ("IBS"), the principal underwriter of the periodic payment variable annuity contracts (the "Contracts") issued by the registrant, will issue the Contracts to participants in IRC 403(b) Tax-Sheltered Annuity Programs in reliance upon, and in compliance with, the no-action letter dated November 28, 1988 to American Counsel of Life Insurance. In connection therewith, KILICO, the Separate Account and IBS represent that they will:

     1. Include appropriate disclosure regarding the restrictions on redemptions imposed by IRC Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the Program;

     2. Include appropriate disclosure regarding the restrictions on redemption imposed by IRC Section 403(b)(11) in any sales literature used in connection with the offer of annuity contracts to 403(b) participants;

     3. Instruct salespeople who solicit participants to purchase annuity contracts specifically to bring the restrictions on redemption imposed by IRC Section 403(b)11 to the attention of potential participants; and

     4. Obtain from each participant who purchases an IRC Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by IRC Section 403(b) and the investment alternatives available under the employer's IRC Section 403(b) arrangement, to which the participant may elect to transfer his or her contract value.

     Representation Regarding Contracts Issued to Participants in the Texas Optional Retirement Program.

     KILICO, depositor and sponsor of the registrant KILICO Variable Annuity Separate Account, and Investors Brokerage Services, Inc., the principal underwriter of the periodic payment variable annuity contracts (the "Contracts") issued by the registrant, will issue the Contracts to participants in the Texas Optional Retirement Program ("Program") in reliance upon, and in compliance with, Rule 6c-7 of the Investment Company Act of 1940, and represent that they will:

     1. Include appropriate disclosure regarding the restrictions on redemptions imposed by the Program in each registration statement, including the prospectus, used in connection with the Program;

     2. Include appropriate disclosure regarding the restrictions on redemption imposed by the Program in any sales literature used in connection with the offer of annuity contracts to Program participants;

     3. Instruct salespeople who solicit Program participants to purchase annuity contracts specifically to bring the restrictions on redemption imposed by the Program to the attention of potential Program participants; and

     4. Obtain from each Program participant who purchases an annuity contract in connection with the Program, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by the Program.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, KILICO Variable Annuity Separate Account, certifies that it meets the requirements of Securities Act Rule 485 for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Long Grove and State of Illinois on the 12th day of October, 2000.


                                        KILICO VARIABLE ANNUITY SEPARATE ACCOUNT
                                        (Registrant)
                                        By: Kemper Investors Life Insurance
                                        Company

                                        By: /s/ GALE K. CARUSO
                                           -------------------------------------
                                            Gale K. Caruso, President and Chief
                                            Executive Officer

                                        KEMPER INVESTORS LIFE INSURANCE COMPANY
                                        (Depositor)

                                        By: /s/ GALE K. CARUSO
                                           -------------------------------------
                                            Gale K. Caruso, President and Chief
                                            Executive Officer


As required by the Securities Act of 1933, this Registration Statement has been signed below by the following directors and principal officers of Kemper Investors Life Insurance Company in the capacities indicated on the 12th day of October, 2000.



SIGNATURE                                              TITLE
---------                                              -----

/s/ GALE K. CARUSO                                     President, Chief Executive Officer and Director
-----------------------------------------------------  (Principal Executive Officer)
Gale K. Caruso

/s/ W. H. BOLINDER                                     Chairman of the Board and Director
-----------------------------------------------------
William H. Bolinder

/s/ FREDERICK L. BLACKMON                              Executive Vice President and Chief Financial Officer
-----------------------------------------------------  (Principal Financial Officer and Principal Accounting
Frederick L. Blackmon                                  Officer)

/s/ DAVID A. BOWERS                                    Director
-----------------------------------------------------
David A. Bowers

/s/ ELIANE C. FRYE                                     Director
-----------------------------------------------------
Eliane C. Frye

/s/ GUNTHER GOSE                                       Director
-----------------------------------------------------
Gunther Gose

/s/ JAMES E. HOHMANN                                   Director
-----------------------------------------------------
James E. Hohmann